UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09243

                             The Gabelli Utility Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Utility Trust Third Quarter Report — September 30, 2014

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) total return of The Gabelli Utility Trust (the “Fund”) was (7.1)%. The total return for the Standard & Poor’s (“S&P”) 500 Utilities Index was (4.0)%. The total return for the Fund’s publicly traded shares was (0.6)%. The Fund’s NAV per share was $5.78, while the price of the publicly traded shares closed at $7.14 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (07/09/99)
Gabelli Utility Trust
NAV Total Return (b)	(7.11)%	11.19%	14.99%	9.87%	9.14%
Investment Total Return (c)	(0.57)	23.33	9.42	6.46	8.93
S&P 500 Utilities Index	(3.96)	17.13	12.13	9.54	5.83 (d)
Lipper Utility Fund Average	(4.11)	16.85	13.74	10.54	6.36
S&P 500 Index	1.13	19.73	15.70	8.11	4.35
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged market capitalization weighted Index of large capitalization stocks that may include facilities generation and transmission or distribution of electricty, gas, or water. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From June 30, 1999, the date closest to the Fund’s inception for which data is available.

The Gabelli Utility Trust

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.3%
	ENERGY AND UTILITIES — 74.9%
	Alternative Energy — 0.4%
20,000	NextEra Energy Partners LP†	$693,800
6,000	Ormat Industries Ltd.	42,243
12,000	Ormat Technologies Inc.	315,240
8,100	Renegy Holdings Inc.	648

		1,051,931

	Electric Integrated — 38.9%
23,000	ALLETE Inc.	1,020,970
72,000	Alliant Energy Corp.	3,989,520
17,000	Ameren Corp.	651,610
75,000	American Electric Power Co. Inc.	3,915,750
10,000	Avista Corp.	305,300
50,000	Black Hills Corp.	2,394,000
27,000	Cleco Corp.	1,300,050
100,000	CMS Energy Corp.	2,966,000
28,000	Dominion Resources Inc.	1,934,520
23,000	DTE Energy Co.	1,749,840
89,000	Duke Energy Corp.	6,654,530
80,000	Edison International	4,473,600
170,000	El Paso Electric Co.	6,213,500
1,000	Emera Inc.	31,278
3,000	Entergy Corp.	231,990
98,000	FirstEnergy Corp.	3,289,860
178,000	Great Plains Energy Inc.	4,302,260
52,000	Hawaiian Electric Industries Inc.	1,380,600
110,000	Integrys Energy Group Inc.	7,130,200
90,000	MGE Energy Inc.	3,353,400
93,000	NextEra Energy Inc.	8,730,840
48,000	NiSource Inc.	1,967,040
105,000	NorthWestern Corp.	4,762,800
187,000	OGE Energy Corp.	6,939,570
30,000	Otter Tail Corp.	800,100
48,000	PG&E Corp.	2,161,920
102,000	PNM Resources Inc.	2,540,820
38,000	Public Service Enterprise Group Inc.	1,415,120
56,000	SCANA Corp.	2,778,160
110,000	TECO Energy Inc.	1,911,800
25,000	The Empire District Electric Co.	603,750
16,500	Unitil Corp.	512,985
47,000	Vectren Corp.	1,875,300
227,000	Westar Energy Inc.	7,745,240
170,000	Wisconsin Energy Corp.	7,310,000
175,000	Xcel Energy Inc.	5,320,000

		114,664,223

	Electric Transmission and Distribution — 7.7%
57,000	Consolidated Edison Inc.	3,229,620
125,000	Exelon Corp.	4,261,250
300,000	Northeast Utilities(a)	13,290,000
22,500	Pepco Holdings Inc.	602,100

Shares		Market Value
36,666	UIL Holdings Corp.	$1,297,976

		22,680,946

	Global Utilities — 3.6%
14,000	Areva SA†	213,431
10,000	Chubu Electric Power Co. Inc.†	114,794
134,000	Electric Power Development Co. Ltd.	4,380,123
27,000	Endesa SA	1,066,898
300,000	Enel SpA	1,592,209
494,900	Hera SpA	1,310,182
11,000	Hokkaido Electric Power Co. Inc.†	89,264
8,000	Hokuriku Electric Power Co.	105,111
3,000	Huaneng Power International Inc., ADR	130,980
41,000	Korea Electric Power Corp., ADR	920,040
15,000	Kyushu Electric Power Co. Inc.†	161,659
3,000	Niko Resources Ltd.†	2,089
8,000	Shikoku Electric Power Co. Inc.†	102,558
8,000	The Chugoku Electric Power Co. Inc.	102,558
16,000	The Kansai Electric Power Co. Inc.†	151,210
13,000	Tohoku Electric Power Co. Inc.	147,691

		10,590,797

	Merchant Energy — 1.5%
300,000	GenOn Energy Inc., Escrow†	0
320,000	The AES Corp.(a)	4,537,600

		4,537,600

	Natural Gas Integrated — 8.2%
1,000	Devon Energy Corp.	68,180
98,000	Kinder Morgan Inc.	3,757,320
132,000	National Fuel Gas Co.	9,238,680
168,000	ONEOK Inc.	11,012,400

		24,076,580

	Natural Gas Utilities — 7.9%
90,000	AGL Resources Inc.	4,620,600
28,000	Atmos Energy Corp.	1,335,600
27,750	Chesapeake Utilities Corp.	1,156,065
20,000	CONSOL Energy Inc.	757,200
25,219	Corning Natural Gas Holding Co.	542,208
59,000	Delta Natural Gas Co. Inc.	1,166,430
11,445	GDF Suez	287,090
42,000	ONE Gas Inc.	1,438,500
34,000	Piedmont Natural Gas Co. Inc.	1,140,020
12,000	RGC Resources Inc.	238,800
123,000	Southwest Gas Corp.	5,975,340
112,000	Spectra Energy Corp.	4,397,120
3,000	The Laclede Group Inc.	139,200

		23,194,173

	Natural Resources — 1.3%
5,000	Anadarko Petroleum Corp.	507,200
2,000	Apache Corp.	187,740
8,000	Atlas Resource Partners LP	155,680

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Resources (Continued)
32,000	Compania de Minas Buenaventura SA, ADR	$370,560
10,000	Exxon Mobil Corp.	940,500
2,000	Hess Corp.	188,640
105,093	Peabody Energy Corp.	1,301,051
4,000	Royal Dutch Shell plc, Cl. A, ADR	304,520

		3,955,891

	Services — 0.3%
22,000	ABB Ltd., ADR	493,020
20,000	Weatherford International plc†	416,000

		909,020

	Water — 3.7%
27,000	American States Water Co.	821,340
27,000	American Water Works Co. Inc.	1,302,210
27,291	Aqua America Inc.	642,157
24,000	Artesian Resources Corp., Cl. A	483,360
40,000	California Water Service Group	897,600
7,500	Connecticut Water Service Inc.	243,750
50,000	Middlesex Water Co.	980,000
100,000	Severn Trent plc	3,042,880
85,000	SJW Corp.	2,283,950
9,000	The York Water Co.	180,000

		10,877,247

	Diversified Industrial — 0.7%
1,500	Alstom SA†	51,305
2,000	AZZ Inc.	83,540
80,000	General Electric Co.	2,049,600

		2,184,445

	Environmental Services — 0.2%
3,000	Suez Environnement Co.	50,756
30,000	Veolia Environnement SA	529,726

		580,482

	Equipment and Supplies — 0.1%
50,000	Capstone Turbine Corp.†	53,500
6,000	Mueller Industries Inc.	171,240

		224,740

	Independent Power Producers and Energy Traders — 0.4%
42,802	NRG Energy Inc.	1,304,605

	TOTAL ENERGY AND UTILITIES	220,832,680

	COMMUNICATIONS — 13.8%
	Cable and Satellite — 6.4%
15,000	British Sky Broadcasting Group plc	214,477
100,000	Cablevision Systems Corp., Cl. A	1,751,000
400	Charter Communications Inc., Cl. A†	60,548
5,000	Cogeco Cable Inc.	255,502

Shares		Market Value
20,000	Cogeco Inc.	$969,686
20,000	DIRECTV†	1,730,400
40,000	DISH Network Corp., Cl. A†	2,583,200
10,000	EchoStar Corp., Cl. A†	487,600
4,000	Internap Network Services Corp.†	27,600
22,500	Liberty Global plc, Cl. A†	957,150
60,000	Liberty Global plc, Cl. C†	2,460,900
8,000	Rogers Communications Inc., Cl. B	299,360
100,900	Telenet Group Holding NV†	5,798,631
10,000	Time Warner Cable Inc.	1,434,900

		19,030,954

	Communications Equipment — 0.2%
210,000	Furukawa Electric Co. Ltd.	421,245
1,000	QUALCOMM Inc.	74,770

		496,015

	Telecommunications — 4.2%
32,000	AT&T Inc.	1,127,680
1,280	BCE Inc., New York	54,733
67	BCE Inc., Toronto	2,865
3,000	Belgacom SA	104,430
11,000	BT Group plc, ADR	676,280
20,000	CenturyLink Inc.	817,800
230,000	Cincinnati Bell Inc.†	775,100
43,000	Deutsche Telekom AG, ADR	650,160
11,800	Global Telecom Holding, GDR†	38,716
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	80
1,000	Mobistar SA†	18,681
18,500	Nippon Telegraph & Telephone Corp.	1,150,568
2,000	Orange SA, ADR	29,480
11,800	Orascom Telecom Media and Technology Holding SAE, GDR†(b)	9,440
35,000	Portugal Telecom SGPS SA	73,649
2,000	PT Indosat Tbk†	625
3,000	Sistema JSFC, GDR	20,700
1,200	Tele2 AB, Cl. B	14,493
10,000	Telefonica Deutschland Holding AG	52,291
35,000	Telekom Austria AG	315,417
25,000	T-Mobile US Inc.†	721,750
40,000	Touch America Holdings Inc.	0
105,260	Verizon Communications Inc.	5,261,947
75,000	VimpelCom Ltd., ADR	541,500

		12,458,385

	Wireless Communications — 3.0%
1,200	America Movil SAB de CV, Cl. L, ADR	30,240
2,500,000	Cable & Wireless Communications plc	1,900,787
2,000	China Mobile Ltd., ADR	117,500
2,000	China Unicom Hong Kong Ltd., ADR	30,060
171	M1 Ltd.	477

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
25,000	Millicom International Cellular SA, SDR	$2,007,691
1,154	Mobile Telesystems OJSC†	7,986
11,250	Mobile TeleSystems OJSC, ADR	168,075
40,000	NII Holdings Inc.†	2,200
100,000	NTT DoCoMo Inc.	1,669,022
2,000	SK Telecom Co. Ltd., ADR	60,680
400	SmarTone Telecommunications Holdings Ltd.	559
25,000	Turkcell Iletisim Hizmetleri A/S, ADR†	328,500
40,000	United States Cellular Corp.†	1,419,200
33,009	Vodafone Group plc, ADR	1,085,666

		8,828,643

	TOTAL COMMUNICATIONS	40,813,997

	OTHER — 3.6%
	Aerospace — 0.6%
100,000	Rolls-Royce Holdings plc	1,563,590

	Agriculture — 0.0%
3,000	Cadiz Inc.†	31,170

	Entertainment — 1.2%
150,000	Vivendi SA	3,622,447

	Investment Companies — 1.3%
22,000	Kinnevik Investment AB, Cl. A	794,512
83,500	Kinnevik Investment AB, Cl. B	3,016,692

		3,811,204

	Transportation — 0.5%
25,000	GATX Corp.	1,459,250

	TOTAL OTHER	10,487,661

	TOTAL COMMON STOCKS	272,134,338

	WARRANTS — 0.3%
	ENERGY AND UTILITIES — 0.3%
	Natural Gas Integrated — 0.3%
204,000	Kinder Morgan Inc., expire 05/25/17†	742,560

	COMMUNICATIONS — 0.0%
	Wireless Communications — 0.0%
16,000	Bharti Airtel Ltd., expire 08/04/16†(b)	104,978

	TOTAL WARRANTS	847,538

Principal Amount			Market Value
	U.S. GOVERNMENT OBLIGATIONS — 7.4%
$21,880,000	U.S. Treasury Bills, 0.005% to 0.055%††, 10/16/14 to 03/05/15(c)		$21,879,187

	TOTAL INVESTMENTS — 100.0% (Cost $207,737,070)		$294,861,063

	Aggregate tax cost		$208,676,369

	Gross unrealized appreciation		$93,744,812
	Gross unrealized depreciation		(7,560,118)

	Net unrealized appreciation/depreciation		$86,184,694

Notional Amount		Termination Date	Unrealized Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
$ 1,588,131	Rolls-Royce Holdings plc(d)	06/29/15	$(24,635)

	(100,000 Shares)

(a)	Securities, or a portion thereof, with a value of $6,424,000, are reserved and/or pledged with the custodian for current or potential holdings of swaps.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of Rule 144A securities amounted to $114,418 or 0.04% of total investments.

(c)	At September 30, 2014, $1,000,000 of the principal amount was pledged as collateral for the equity contract for difference swap agreements.
(d)	At September 30, 2014, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Alternative Energy	$ 1,051,283	—	$648	$ 1,051,931
Merchant Energy	4,537,600	—	0	4,537,600
Other Industries (a)	215,243,149	—	—	215,243,149
COMMUNICATIONS
Telecommunications	12,458,385	—	0	12,458,385
Wireless Communications	8,820,657	$ 7,986	—	8,828,643
Other Industries (a)	19,526,969	—	—	19,526,969
OTHER
Other Industries (a)	10,487,661	—	—	10,487,661
Total Common Stocks	272,125,704	7,986	648	272,134,338
Warrants (a)	742,560	104,978	—	847,538
U.S. Government Obligations	—	21,879,187	—	21,879,187
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$272,868,264	$21,992,151	$648	$294,861,063
OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACT:
Contract for Difference Swap Agreements	—	$ (24,635)	—	$ (24,635)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2014, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2014 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Depreciation
$1,588,131 (100,000 Shares)	Market Value Appreciation on: Rolls-Royce Holdings plc	One month LIBOR plus 90 bps plus Market Value Depreciation on: Rolls-Royce Holdings plc	06/29/15	$(24,635)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI UTILITY TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGUTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI UTILITY TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman &	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Secretary & Vice President
Anthony J. Colavita
President,	Agnes Mullady
Anthony J. Colavita, P.C.	Treasurer

James P. Conn	Richard J. Walz
Former Managing Director &	Chief Compliance Officer
Chief Investment Officer, Financial Security Assurance Holdings Ltd.	David I. Schachter
Vice President & Ombudsman

INVESTMENT ADVISER
Vincent D. Enright
Former Senior Vice President &	Gabelli Funds, LLC
Chief Financial Officer,	One Corporate Center
KeySpan Corp.	Rye, New York 10580-1422

Frank J. Fahrenkopf, Jr.	CUSTODIAN
Former President &
Chief Executive Officer,	The Bank of New York Mellon
American Gaming Association	COUNSEL

John D. Gabelli	Willkie Farr & Gallagher LLP
Senior Vice President,
G.research, Inc.	TRANSFER AGENT AND
REGISTRAR
Robert J. Morrissey
Partner,	Computershare Trust Company, N.A.
Morrissey, Hawkins & Lynch

Kuni Nakamura
President,
Advanced Polymer, Inc.

Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus,
Pace University

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

GUT Q3/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utility Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/2014

* Print the name and title of each signing officer under his or her signature.